Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Debt

	As at December 31,
	2017	2016
Current:
Capital leases (b)	9,651	8,059
Secured equipment loans (c)	1,619	8,098

	11,270	16,157

Long-term:
Senior secured notes (a)	302,085	—
Capital leases (b)	14,110	11,917
Secured equipment loans (c)	1,753	3,298
Senior notes (d)	—	266,435
Senior secured credit facility (e)	—	91,483

	317,948	373,133